Disclosure of detailed information about mineral properties (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 1	$ 17,595,297
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 2	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 3	20,750
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 4	185,989
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 5	397,182
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 6	181,702
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 7	283,512
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 8	1,069,135
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 9	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 10	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 11	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 12	18,664,432
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 13	68,121,214
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 14	243,000
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 15	314,705
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 16	443,195
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 17	462,331
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 18	356,930
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 19	457,379
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 20	2,034,540
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 21	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 22	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 23	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 24	70,398,754
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 25	15,821,422
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 26	180,000
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 27	62,629
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 28	23,880
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 29	312,668
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 30	69,201
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 31	25,528
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 32	493,906
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 33	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 34	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 35	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 36	16,495,328
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 37	5,023,019
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 38	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 39	824
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 40	89
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 41	22,898
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 42	3,512
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 43	1,776
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 44	29,099
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 45	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 46	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 47	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 48	5,052,118
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 49	2,073,841
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 50	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 51	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 52	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 53	5,288
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 54	1,213
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 55	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 56	6,501
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 57	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 58	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 59	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 60	2,080,342
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 61	26,016,703
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 62	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 63	38,140
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 64	107,876
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 65	174,266
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 66	299,898
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 67	39,299
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 68	659,479
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 69	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 70	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 71	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 72	26,676,182
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 73	85,103,290
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 74	1,195,629
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 75	2,754
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 76	580,923
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 77	4,173,421
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 78	2,124,829
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 79	626,424
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 80	7,508,351
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 81	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 82	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 83	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 84	93,807,270
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 85	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 86	2,500,000
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 87	2,004
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 88	445
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 89	9,877
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 90	3,460
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 91	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 92	15,786
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 93	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 94	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 95	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 96	2,515,786
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 97	219,754,786
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 98	4,118,629
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 99	441,806
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 100	1,342,397
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 101	5,557,931
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 102	3,040,745
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 103	1,433,918
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 104	11,816,797
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 105	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 106	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 107	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 108	235,690,212
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 109	760,386
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 110	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 111	76,213
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 112	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 113	24,264
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 114	1,557
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 115	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 116	102,034
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 117	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 118	(52,338)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 119	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 120	810,082
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 121	711,626
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 122	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 123	112,002
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 124	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 125	8,069
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 126	60
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 127	131
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 128	120,262
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 129	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 130	(49,663)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 131	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 132	782,225
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 133	829,459
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 134	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 135	190,982
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 136	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 137	4,318
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 138	597
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 139	3,142
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 140	199,039
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 141	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 142	(59,371)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 143	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 144	969,127
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 145	702,521
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 146	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 147	244,903
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 148	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 149	23,163
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 150	1,126
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 151	1,626
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 152	270,818
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 153	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 154	(51,912)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 155	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 156	921,427
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 157	3,003,992
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 158	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 159	624,100
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 160	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 161	59,814
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 162	3,340
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 163	4,899
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 164	692,153
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 165	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 166	(213,284)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 167	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 168	3,482,861
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 169	703,445
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 170	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 171	39,338
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 172	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 173	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 174	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 175	620
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 176	39,958
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 177	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 178	(45,221)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 179	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 180	698,182
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 181	223,462,223
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 182	4,118,629
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 183	1,105,244
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 184	1,342,397
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 185	5,617,745
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 186	3,044,085
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 187	1,439,437
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 188	12,548,908
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 189	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 190	(258,505)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 191	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 192	239,871,255
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 193	17,543,366
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 194	(45,000)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 195	38,900
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 196	7,492
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 197	25,718
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 198	19,081
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 199	5,740
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 200	96,931
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 201	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 202	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 203	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 204	17,595,297
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 205	66,249,495
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 206	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 207	256,992
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 208	332,890
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 209	663,348
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 210	466,532
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 211	151,957
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 212	1,871,719
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 213	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 214	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 215	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 216	68,121,214
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 217	15,176,626
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 218	153,120
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 219	122,984
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 220	17,215
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 221	315,892
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 222	32,128
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 223	3,457
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 224	491,676
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 225	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 226	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 227	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 228	15,821,422
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 229	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 230	4,980,624
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 231	1,280
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 232	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 233	28,785
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 234	6,428
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 235	5,902
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 236	42,395
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 237	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 238	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 239	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 240	5,023,019
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 241	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 242	2,047,786
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 243	732
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 244	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 245	25,182
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 246	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 247	141
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 248	26,055
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 249	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 250	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 251	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 252	2,073,841
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 253	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 254	25,799,192
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 255	3,267
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 256	65,414
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 257	108,888
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 258	20,395
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 259	19,547
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 260	217,511
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 261	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 262	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 263	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 264	26,016,703
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 265	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 266	84,859,301
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 267	3,151
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 268	71,374
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 269	92,629
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 270	64,009
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 271	12,826
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 272	243,989
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 273	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 274	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 275	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 276	85,103,290
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 277	98,969,487
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 278	117,795,023
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 279	427,306
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 280	494,385
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 281	1,260,442
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 282	608,573
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 283	199,570
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 284	2,990,276
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 285	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 286	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 287	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 288	219,754,786
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 289	679,715
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 290	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 291	47,409
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 292	21,645
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 293	16,468
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 294	6,512
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 295	9,238
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 296	101,272
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 297	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 298	(20,601)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 299	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 300	760,386
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 301	587,889
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 302	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 303	105,543
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 304	9,636
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 305	7,341
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 306	11,299
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 307	7,416
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 308	141,235
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 309	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 310	(17,498)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 311	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 312	711,626
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 313	634,908
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 314	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 315	146,431
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 316	24,013
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 317	18,742
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 318	17,797
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 319	6,525
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 320	213,508
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 321	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 322	(18,957)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 323	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 324	829,459
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 325	2,783,382
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 326	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 327	105,726
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 328	6,308
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 329	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 330	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 331	242
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 332	112,276
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 333	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 334	(145,747)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 335	(2,749,911)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 336	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 337	1,891,699
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 338	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 339	1,845
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 340	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 341	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 342	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 343	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 344	1,845
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 345	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 346	(97,947)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 347	(1,795,597)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 348	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 349	904,292
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 350	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 351	65,882
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 352	906
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 353	2,277
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 354	885
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 355	512
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 356	70,462
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 357	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 358	(35,518)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 359	(939,236)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 360	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 361	460,099
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 362	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 363	287,236
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 364	12,121
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 365	3,985
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 366	1,217
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 367	5,501
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 368	310,060
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 369	(53,018)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 370	(14,620)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 371	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 372	702,521
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 373	7,941,984
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 374	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 375	760,072
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 376	74,629
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 377	48,813
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 378	37,710
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 379	29,434
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 380	950,658
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 381	(53,018)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 382	(350,888)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 383	(5,484,744)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 384	3,003,992
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 385	680,860
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 386	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 387	40,977
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 388	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 389	460
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 390	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 391	275
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 392	41,712
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 393	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 394	(19,127)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 395	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 396	703,445
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 397	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 398	361,894
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 399	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 400	85,385
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 401	5,864
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 402	22,290
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 403	9,681
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 404	123,220
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 405	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 406	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 407	(485,114)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 408	0
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 409	107,592,331
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 410	118,156,917
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 411	1,228,355
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 412	654,399
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 413	1,315,579
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 414	668,573
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 415	238,960
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 416	4,105,866
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 417	(53,018)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 418	(370,015)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 419	(5,969,858)
Mineral Properties Disclosure Of Detailed Information About Mineral Properties 420	$ 223,462,223